UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            WASHINGTON, D.C.  20549

                                    FORM N-Q
  QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT
                                   COMPANIES




                                    811-2782

                      (Investment Company Act File Number)


                     Federated High Income Bond Fund, Inc.
        _______________________________________________________________

               (Exact Name of Registrant as Specified in Charter)



                           Federated Investors Funds
                              5800 Corporate Drive
                      Pittsburgh, Pennsylvania 15237-7000
                    (Address of Principal Executive Offices)


                                 (412) 288-1900
                        (Registrant's Telephone Number)


                           John W. McGonigle, Esquire
                           Federated Investors Tower
                              1001 Liberty Avenue
                      Pittsburgh, Pennsylvania 15222-3779
                    (Name and Address of Agent for Service)
               (Notices should be sent to the Agent for Service)






                       Date of Fiscal Year End:  3/31/08


                Date of Reporting Period:  Quarter ended 6/30/07







ITEM 1.     SCHEDULE OF INVESTMENTS





FEDERATED HIGH INCOME BOND FUND, INC.
PORTFOLIO OF INVESTMENTS
June 30, 2007 (unaudited)

  PRINCIPAL     VALUE
  AMOUNT
  OR SHARES

                   CORPORATE BONDS-94.0%
                   AEROSPACE / DEFENSE--2.3%
  $  2,850,000     Alliant Techsystems, Inc., Sr. Sub. Note, 6.75%, 4/1/2016                                         $     2,778,750
     3,400,000     DRS Technologies, Inc., Sr. Note, 6.625%, 2/1/2016                                                      3,298,000
     3,900,000 1,2 Hawker Beechcraft Acquisition Co. LLC/Hawker Beechcraft Notes, Sr. Note, Series 144A, 8.875%,           4,026,750
                   4/1/2015
     1,550,000 1,2 Hawker Beechcraft Acquisition Co. LLC/Hawker Beechcraft Notes, Sr. Sub. Note, Series 144A,              1,623,625
                   9.75%, 4/1/2017
     2,700,000     K&F Acquisition, Inc., Sr. Sub. Note, 7.75%, 11/15/2014                                                 2,875,500
     4,700,000     L-3 Communications Corp., Sr. Sub. Note, 6.125%, 1/15/2014                                              4,453,250
     3,950,000     L-3 Communications Holdings, Inc., Sr. Sub. Note, 5.875%, 1/15/2015                                     3,683,375
     3,175,000     L-3 Communications Holdings, Inc., Sr. Sub. Note, Series B, 6.375%, 10/15/2015                          3,016,250
     1,775,000 1,2 TransDigm, Inc., Sr. Sub. Note, 7.75%, 7/15/2014                                                        1,801,625
                       TOTAL                                                                                              27,557,125
                   AUTOMOTIVE--3.5%
     2,350,000     Cooper-Standard Automotive, Inc., Sr. Sub. Note, 8.375%, 12/15/2014                                     2,203,125
     4,975,000     Ford Motor Co., Unsecd. Note, 7.45%, 7/16/2031                                                          3,998,656
     5,525,000     Ford Motor Credit Co., Floating Rate Note - Sr. Note, 8.105%, 1/13/2012                                 5,516,160
     6,375,000     Ford Motor Credit Co., Note, 7.25%, 10/25/2011                                                          6,141,050
     1,950,000     Ford Motor Credit Co., Sr. Note, 9.875%, 8/10/2011                                                      2,048,498
     4,000,000     Ford Motor Credit Co., Sr. Unsecd. Note, 8.00%, 12/15/2016                                              3,837,588
     6,175,000     General Motors Corp., Deb., 7.40%, 9/1/2025                                                             5,233,312
     2,450,000     General Motors Corp., Note, 7.125%, 7/15/2013                                                           2,306,062
     3,450,000     General Motors Corp., Note, 8.375%, 7/15/2033                                                           3,165,375
     1,475,000     Tenneco Automotive, Inc., Sr. Sub. Note, 8.625%, 11/15/2014                                             1,526,625
     4,575,000     United Components, Inc., Sr. Sub. Note, 9.375%, 6/15/2013                                               4,746,563
                       TOTAL                                                                                              40,723,014
                   BUILDING MATERIALS--1.3%
     1,488,000     Goodman Global Holdings, Inc., Floating Rate Note, Series B, 8.36%, 6/15/2012                           1,502,880
     1,375,000     Goodman Global Holdings, Inc., Sr. Sub. Note, 7.875%, 12/15/2012                                        1,368,125
     1,650,000     Norcraft Cos. LLC, Sr. Sub. Note, Series WI, 9.00%, 11/1/2011                                           1,711,875
     2,325,000     Norcraft Holdings LP, Sr. Disc. Note, 0/9.75%, 9/1/2012                                                 2,139,000
     1,425,000     Nortek Holdings, Inc., Sr. Disc. Note, 0/10.75%, 3/1/2014                                               1,040,250
     2,050,000     Nortek Holdings, Inc., Sr. Sub. Note, 8.50%, 9/1/2014                                                   1,962,875
     4,675,000 1,2 Panolam Industries International, Inc., Sr. Sub. Note, 10.75%, 10/1/2013                                4,908,750
       975,000     Texas Industries, Inc., Sr. Note, 7.25%, 7/15/2013                                                        982,313
                       TOTAL                                                                                              15,616,068
                   CHEMICALS--5.5%
     3,025,000     Chemtura Corp., Sr. Note, 6.875%, 6/1/2016                                                              2,873,750
     5,050,000     Compass Minerals International, Inc., Sr. Disc. Note, 0/12.00%, 6/1/2013                                5,037,375
     5,025,000     Compass Minerals International, Inc., Sr. Disc. Note, 0/12.75%, 12/15/2012                              5,188,312
     2,928,000     Equistar Chemicals LP, Sr. Note, 10.125%, 9/1/2008                                                      3,059,760
     6,500,000     Hexion U.S. Finance Corp., Sr. Secd. Note, 9.75%, 11/15/2014                                            6,760,000
     5,175,000 1,2 Invista, Unit, 9.25%, 5/1/2012                                                                          5,498,438
     2,966,000     Koppers, Inc., Sr. Secd. Note, 9.875%, 10/15/2013                                                       3,181,035
     3,350,000     Lyondell Chemical Co., Company Guarantee, 6.875%, 6/15/2017                                             3,249,500
     3,625,000     Lyondell Chemical Co., Sr. Sub. Note, 10.875%, 5/1/2009                                                 3,625,000
     2,550,000     Lyondell Chemical Co., Sr. Unsecd. Note, 8.25%, 9/15/2016                                               2,677,500
     1,200,000 1,2 Mosaic Co./The, Sr. Note, 7.375%, 12/1/2014                                                             1,218,000
     1,600,000 1,2 Mosaic Co./The, Sr. Note, 7.625%, 12/1/2016                                                             1,644,000
     2,163,000     Nalco Co., Sr. Disc. Note, 0/9.00%, 2/1/2014                                                            1,979,145
     1,325,000     Nalco Co., Sr. Note, 7.75%, 11/15/2011                                                                  1,341,563
     4,200,000     Nalco Co., Sr. Sub. Note, 8.875%, 11/15/2013                                                            4,378,500
     3,225,000 1,2 Nell AF SARL, Sr. Note, 8.375%, 8/15/2015                                                               3,104,063
     2,875,000     PQ Corp., Sr. Sub. Note, Series WI, 7.50%, 2/15/2013                                                    3,061,875
     3,900,000     Terra Capital, Inc., Company Guarantee, Series B, 7.00%, 2/1/2017                                       3,783,000
     1,900,000     Union Carbide Corp., Deb., 7.50%, 6/1/2025                                                              1,950,190
     1,175,000     Union Carbide Corp., Sr. Deb., 7.875%, 4/1/2023                                                         1,250,876
                       TOTAL                                                                                              64,861,882
                   CONSTRUCTION MACHINERY--0.4%
     4,325,000     Case New Holland, Sr. Note, 9.25%, 8/1/2011                                                             4,555,090
     8,375,000 3,4 Clark Material Handling Corp., Sr. Note, 10.75%, 11/15/2006                                                     0
                       TOTAL                                                                                               4,555,090
                   CONSUMER PRODUCTS--4.8%
     5,575,000     AAC Group Holding Corp., Sr. Disc. Note, 0/10.25%, 10/1/2012                                            5,045,375
     2,047,856     AAC Group Holding Corp., Sr. PIK Deb., Series WI, 12.75%, 10/1/2012                                     2,257,761
     1,800,000     American Achievement Corp., Sr. Sub. Note, 8.25%, 4/1/2012                                              1,822,500
     3,250,000     American Greetings Corp., Sr. Note, 7.375%, 6/1/2016                                                    3,298,750
     3,450,000     Church and Dwight, Inc., Sr. Sub. Note, 6.00%, 12/15/2012                                               3,324,937
     4,700,000     Jarden Corp., Sr. Sub. Note, 7.50%, 5/1/2017                                                            4,664,750
    10,000,000     Jostens Holding Corp., Discount Bond, 0/10.25%, 12/1/2013                                               9,225,000
     4,825,000     Jostens IH Corp., Sr. Sub. Note, 7.625%, 10/1/2012                                                      4,825,000
     2,275,000     Leiner Health Products, Unsecd. Note, 11.00%, 6/1/2012                                                  2,161,250
     6,175,000     Playtex Products, Inc., Company Guarantee, 9.375%, 6/1/2011                                             6,375,688
     2,600,000     Sealy Mattress Co., Sr. Sub. Note, 8.25%, 6/15/2014                                                     2,678,000
     1,475,000     Spectrum Brands, Inc., Sr. Sub. Note, 7.375%, 2/1/2015                                                  1,192,906
     5,475,000     True Temper Sports, Inc., Sr. Sub. Note, 8.375%, 9/15/2011                                              4,818,000
     5,050,000     Visant Holding Corp., Sr. Note, 8.75%, 12/1/2013                                                        5,277,250
                       TOTAL                                                                                              56,967,167
                   ENERGY--3.5%
     3,725,000     Basic Energy Services, Inc., Company Guarantee, 7.125%, 4/15/2016                                       3,576,000
     4,950,000     Chesapeake Energy Corp., Company Guarantee, 6.875%, 11/15/2020                                          4,764,375
     1,000,000     Chesapeake Energy Corp., Sr. Note, 6.875%, 1/15/2016                                                      982,500
     1,825,000     Chesapeake Energy Corp., Sr. Note, 7.50%, 9/15/2013                                                     1,866,063
       375,000     Cie Generale de Geophysique, Company Guarantee, 7.50%, 5/15/2015                                          376,875
     1,325,000     Cie Generale de Geophysique, Sr. Unsecd. Note, 7.75%, 5/15/2017                                         1,348,187
     1,500,000     Cimarex Energy Co., Sr. Note, 7.125%, 5/1/2017                                                          1,470,000
     2,525,000 1,2 Complete Production Services, Inc., Sr. Note, 8.00%, 12/15/2016                                         2,562,875
     2,450,000 1,2 Forest Oil Corp., Sr. Note, 7.25%, 6/15/2019                                                            2,388,750
     1,275,000     Grant Prideco, Inc., Sr. Unsecd. Note, Series B, 6.125%, 8/15/2015                                      1,214,437
     2,050,000 1,2 Hilcorp Energy I LP/Hilcorp Finance Co., Sr. Note, 7.75%, 11/1/2015                                     1,998,750
     2,350,000 1,2 Hilcorp Energy I LP/Hilcorp Finance Co., Sr. Note, 9.00%, 6/1/2016                                      2,444,000
     1,100,000 1,2 Petroplus Finance LTD, Company Guarantee, 6.75%, 5/1/2014                                               1,064,250
     1,475,000 1,2 Petroplus Finance LTD, Company Guarantee, 7.00%, 5/1/2017                                               1,427,063
     4,825,000     Pioneer Natural Resources, Inc., Bond, 6.875%, 5/1/2018                                                 4,598,558
     1,775,000     Plains Exploration & Production Co., Sr. Note, 7.00%, 3/15/2017                                         1,690,688
     2,125,000     Plains Exploration & Production Co., Sr. Note, 7.75%, 6/15/2015                                         2,119,688
       600,000     Range Resources Corp., Sr. Sub. Note, 6.375%, 3/15/2015                                                   571,500
     1,475,000     Range Resources Corp., Sr. Sub. Note, 7.375%, 7/15/2013                                                 1,497,125
     2,750,000     Range Resources Corp., Sr. Sub. Note, 7.50%, 5/15/2016                                                  2,798,125
                       TOTAL                                                                                              40,759,809
                   ENTERTAINMENT--1.3%
     6,600,000     Cinemark, Inc., Sr. Disc. Note, 0/9.75%, 3/15/2014                                                      6,039,000
     3,325,000 1,2 Hard Rock Park Operations LLC, Sr. Secd. Note, 10.07%, 4/1/2012                                         3,341,625
     4,775,000     Universal City Development Partners Ltd., Sr. Note, 11.75%, 4/1/2010                                    5,073,438
     1,375,000     Universal City Florida Holding Co., Floating Rate Note, 10.10625%, 5/1/2010                             1,409,375
                       TOTAL                                                                                              15,863,438
                   ENVIRONMENTAL--1.2%
     4,800,000     Allied Waste North America, Inc., Note, Series B, 7.125%, 5/15/2016                                     4,716,000
     5,650,000     Allied Waste North America, Inc., Sr. Secd. Note, 6.875%, 6/1/2017                                      5,494,625
     1,025,000     Browning-Ferris Industries, Inc., Deb., 9.25%, 5/1/2021                                                 1,096,750
     2,470,000     Clean Harbors, Inc., Sr. Secd. Note, 11.25%, 7/15/2012                                                  2,739,944
                       TOTAL                                                                                              14,047,319
                   FINANCIAL INSTITUTIONS--1.8%
     3,175,000     American Real Estate Partners LP Finance, Sr. Note, 7.125%, 2/15/2013                                   3,079,750
     7,400,000     General Motors Acceptance Corp., 6.875%, 9/15/2011                                                      7,285,566
     7,510,000     General Motors Acceptance Corp., 8.00%, 11/1/2031                                                       7,700,341
     3,625,000     iPayment Holdings, Inc., Sr. Sub. Note, Series WI, 9.75%, 5/15/2014                                     3,643,125
                       TOTAL                                                                                              21,708,782
                   FOOD & BEVERAGE--6.2%
     8,925,000     ASG Consolidated LLC, Sr. Disc. Note, 0/11.50%, 11/1/2011                                               8,344,875
     3,125,000 1,2 Aramark Corp., Floating Rate Note - Sr. Note, 8.85625%, 2/1/2015                                        3,187,500
     2,750,000 1,2 Aramark Corp., Sr. Note, 8.50%, 2/1/2015                                                                2,811,875
     4,200,000     B&G Foods Holdings Corp., Sr. Note, 8.00%, 10/1/2011                                                    4,221,000
       750,000 1,2 Constellation Brands, Inc., Sr. Note, 7.25%, 5/15/2017                                                    735,000
     2,350,000     Constellation Brands, Inc., Sr. Note, 7.25%, 9/1/2016                                                   2,303,000
     3,600,000     Cott Beverages, Inc., Company Guarantee, 8.00%, 12/15/2011                                              3,654,000
     4,350,000     Dean Foods Co., Company Guarantee, 7.00%, 6/1/2016                                                      4,176,000
     4,875,000     Del Monte Corp., Sr. Sub. Note, 6.75%, 2/15/2015                                                        4,667,812
     4,800,000 1,2 Eurofresh, Inc., Sr. Note, 11.50%, 1/15/2013                                                            4,800,000
     5,375,000     Michael Foods, Inc., Sr. Sub. Note, 8.00%, 11/15/2013                                                   5,455,625
     2,600,000 1,2 Nutro Products, Inc., Sr. Sub. Note, 10.75%, 4/15/2014                                                  3,034,309
     4,725,000     Pierre Foods, Inc., Sr. Sub. Note, 9.875%, 7/15/2012                                                    4,819,500
     4,200,000     Pilgrim's Pride Corp., Sr. Sub. Note, 8.375%, 5/1/2017                                                  4,179,000
     3,125,000 1,2 Pinnacle Foods Finance LLC/Pinnacle Foods Finance Corp., Sr. Note, 9.25%, 4/1/2015                      3,031,250
     3,075,000 1,2 Pinnacle Foods Finance LLC/Pinnacle Foods Finance Corp., Sr. Sub. Note, 10.625%, 4/1/2017               2,975,063
     6,850,000     Reddy Ice Group, Inc., Sr. Disc. Note, 0/10.50%, 11/1/2012                                              6,473,250
     2,175,000     Smithfield Foods, Inc., Note, 7.75%, 5/15/2013                                                          2,218,500
     2,075,000     Smithfield Foods, Inc., Sr. Note, 7.75%, 7/1/2017                                                       2,085,375
                       TOTAL                                                                                              73,172,934
                   GAMING--5.0%
     1,800,000 1,2 Fontainebleu Las Vegas Holdings LLC, Second Mortgage Notes, 10.25%, 6/15/2015                           1,782,000
     3,159,000     Global Cash Access LLC, Sr. Sub. Note, 8.75%, 3/15/2012                                                 3,293,257
     2,150,000 1,2 Great Canadian Gaming Corp., Sr. Sub. Note, 7.25%, 2/15/2015                                            2,150,000
     1,875,000     Herbst Gaming, Inc., Sr. Sub. Note, 7.00%, 11/15/2014                                                   1,767,187
     4,125,000     Jacobs Entertainment, Inc., Sr. Note, 9.75%, 6/15/2014                                                  4,305,469
     4,000,000     MGM Mirage, Sr. Note, 5.875%, 2/27/2014                                                                 3,640,000
     4,950,000     MGM Mirage, Sr. Note, 7.50%, 6/1/2016                                                                   4,721,063
     4,950,000     MTR Gaming Group, Inc., Company Guarantee, Series B, 9.75%, 4/1/2010                                    5,172,750
     1,275,000     MTR Gaming Group, Inc., Sr. Sub. Note, Series B, 9.00%, 6/1/2012                                        1,348,313
     9,375,000     Mandalay Resort Group, Sr. Sub. Note, 10.25%, 8/1/2007                                                  9,410,156
     4,525,000     Mandalay Resort Group, Sr. Sub. Note, 9.375%, 2/15/2010                                                 4,796,500
     2,900,000     Park Place Entertainment Corp., Sr. Sub. Note, 7.875%, 3/15/2010                                        2,983,520
     3,325,000     Penn National Gaming, Inc., Sr. Sub. Note, 6.75%, 3/1/2015                                              3,424,750
     1,525,000 1,2 San Pasqual Casino Development Group, Inc., Sr. Note, 8.00%, 9/15/2013                                  1,547,875
     1,625,000 1,2 Shingle Springs Tribal Gaming, Sr. Note, 9.375%, 6/15/2015                                              1,647,344
     1,325,000     Station Casinos, Inc., Sr. Note, 7.75%, 8/15/2016                                                       1,318,375
     2,825,000 1,2 Tunica-Biloxi Gaming Authority, Sr. Unsecd. Note, 9.00%, 11/15/2015                                     2,966,250
     3,425,000     Wynn Las Vegas LLC, 1st Mtg. Note, 6.625%, 12/1/2014                                                    3,317,969
                       TOTAL                                                                                              59,592,778
                   HEALTH CARE--7.3%
     2,425,000     AMR Holding Co./Emcare Holding Co., Sr. Sub. Note, 10.00%, 2/15/2015                                    2,631,125
     4,200,000     Accellent, Inc., Sr. Sub., 10.50%, 12/1/2013                                                            4,189,500
     2,450,000 1,2 Advanced Medical Optics, Inc., Sr. Sub. Note, 7.50%, 5/1/2017                                           2,327,500
     2,600,000     Bio Rad Laboratories, Inc., Sr. Sub. Note, 6.125%, 12/15/2014                                           2,457,000
     4,250,000     CRC Health Corp., Sr. Sub. Note, 10.75%, 2/1/2016                                                       4,696,250
     2,900,000     Fisher Scientific International, Inc., Sr. Sub. Note, 6.125%, 7/1/2015                                  2,849,751
     1,775,000     HCA, Inc., Sr. Note, 6.375%, 1/15/2015                                                                  1,513,187
     5,550,000     HCA, Inc., Sr. Note, 7.50%, 11/6/2033                                                                   4,731,375
    10,100,000 1,2 HCA, Inc., Sr. Secd. 2nd Priority Note, 9.25%, 11/15/2016                                              10,781,750
    11,125,000 1,2 HCA, Inc., Sr. Secd. 2nd Priority Note, 9.625%, 11/15/2016                                             11,987,187
     4,450,000     National Mentor Holdings, Inc., Sr. Sub. Note, 11.25%, 7/1/2014                                         4,828,250
     3,925,000     Omnicare, Inc., Sr. Sub. Note, 6.875%, 12/15/2015                                                       3,748,375
     2,925,000     Psychiatric Solutions, Inc., Sr. Sub. Note, 7.75%, 7/15/2015                                            2,906,719
       300,000 1,2 Psychiatric Solutions, Inc., Sr. Sub. Note, 7.75%, 7/15/2015                                              298,125
     2,850,000 1,2 United Surgical Partners International, Inc., 9.25%, 5/1/2017                                           2,871,375
       750,000 1,2 United Surgical Partners International, Inc., Sr. Sub. Note, 8.875%, 5/1/2017                             755,625
       925,000 1,2 Universal Hospital Services, Inc., Floating Rate Note - Sr. Secured Note, 8.759375%, 6/1/2015             929,625
       750,000 1,2 Universal Hospital Services, Inc., Sr. Secd. Note, 8.50%, 6/1/2015                                        746,250
     3,825,000     Vanguard Health Holdings II, Sr. Sub. Note, 9.00%, 10/1/2014                                            3,805,875
     3,750,000 1,2 Varietal Distribution, Unsecd. Note, Series 144A, 10.25%, 7/15/2015                                     3,759,375
     1,875,000     Ventas Realty LP, Sr. Note, 6.50%, 6/1/2016                                                             1,837,500
     3,100,000     Ventas Realty LP, Sr. Note, 6.625%, 10/15/2014                                                          3,072,875
     1,250,000     Ventas Realty LP, Sr. Note, 6.75%, 4/1/2017                                                             1,240,625
     2,675,000     Ventas Realty LP, Sr. Note, 7.125%, 6/1/2015                                                            2,708,438
     4,110,000 1,2 Viant Holdings, Inc., Company Guarantee, 10.125%, 7/15/2017                                             4,151,100
                       TOTAL                                                                                              85,824,757
                   INDUSTRIAL - OTHER--6.9%
     7,000,000     ALH Finance LLC/ALH Finance Corp., Sr. Sub. Note, 8.50%, 1/15/2013                                      6,982,500
     2,650,000     American Tire Distributors, Inc., Sr. Note, 10.75%, 4/1/2013                                            2,716,250
     4,650,000 1,2 Baker & Taylor Acquisition Corp., Sr. Secd. Note, 11.50%, 7/1/2013                                      4,882,500
     2,875,000     Baldor Electric Co., Sr. Note, 8.625%, 2/15/2017                                                        3,054,687
     1,825,000 1,2 Belden CDT, Inc., Sr. Sub. Note, 7.00%, 3/15/2017                                                       1,806,750
     3,425,000     Da-Lite Screen Co., Inc., Sr. Note, 9.50%, 5/15/2011                                                    3,613,375
     1,225,000 1,2 ESCO Corp., Floating Rate Note - Sr. Note, 9.235%, 12/15/2013                                           1,255,625
     1,150,000 1,2 ESCO Corp., Sr. Note, 8.625%, 12/15/2013                                                                1,213,250
     5,950,000     Education Management LLC, Sr. Sub. Note, 10.25%, 6/1/2016                                               6,292,125
     2,275,000 1,2 General Cable Corp., Floating Rate Note - Sr. Note, 7.725%, 4/1/2015                                    2,286,375
     1,550,000 1,2 General Cable Corp., Sr. Note, 7.125%, 4/1/2017                                                         1,542,250
     3,725,000     Hawk Corp., Sr. Note, 8.75%, 11/1/2014                                                                  3,855,375
     2,900,000     Interline Brands, Inc., Sr. Sub. Note, 8.125%, 6/15/2014                                                2,936,250
     7,525,000 1,2 Knowledge Learning Corp., Sr. Sub. Note, 7.75%, 2/1/2015                                                7,318,063
     1,050,000 1,2 Mueller Water Products, Inc., Sr. Sub. Note, 7.375%, 6/1/2017                                           1,046,441
     5,650,000     Norcross Safety Products, Sr. Sub. Note, Series B, 9.875%, 8/15/2011                                    5,960,750
     2,500,000 1,2 Rental Service Corp., Sr. Note, 9.50%, 12/1/2014                                                        2,562,500
     5,340,856     Safety Products Holdings, Inc., Sr. Note, Series B, 11.75%, 1/1/2012                                    5,634,603
     2,650,000     Sensus Metering Systems, Inc., Sr. Sub. Note, 8.625%, 12/15/2013                                        2,703,000
     4,475,000     Stanadyne Corp., Sr. Sub. Note, 10.00%, 8/15/2014                                                       4,754,688
     2,800,000     Stanadyne Holdings, Inc., Sr. Disc. Note, 2/15/2015                                                     2,338,000
     3,875,000     Superior Essex Communications LLC, Sr. Note, 9.00%, 4/15/2012                                           3,971,875
     2,375,000     Valmont Industries, Inc., Sr. Sub. Note, 6.875%, 5/1/2014                                               2,345,313
                       TOTAL                                                                                              81,072,545
                   LODGING--1.1%
     1,475,000     Host Hotels & Resorts LP, Sr. Note, 6.875%, 11/1/2014                                                   1,465,781
     3,450,000     Host Marriott LP, Company Guarantee, 6.375%, 3/15/2015                                                  3,329,250
     2,150,000     Host Marriott LP, Note, Series Q, 6.75%, 6/1/2016                                                       2,117,750
     1,425,000     Host Marriott LP, Unsecd. Note, 7.125%, 11/1/2013                                                       1,430,344
     3,275,000     Royal Caribbean Cruises Ltd., Sr. Note, 7.00%, 6/15/2013                                                3,305,356
     1,450,000     Royal Caribbean Cruises Ltd., Sr. Note, 7.25%, 6/15/2016                                                1,439,856
                       TOTAL                                                                                              13,088,337
                   MEDIA - CABLE--1.8%
     2,400,000     CSC Holdings, Inc., Sr. Note, 7.25%, 7/15/2008                                                          2,424,000
     2,825,000     CSC Holdings, Inc., Sr. Note, 7.875%, 12/15/2007                                                        2,849,719
     9,600,000     Charter Communications Holdings II, Sr. Note, 10.25%, 9/15/2010                                        10,080,000
     4,400,000     Kabel Deutschland GMBH, Company Guarantee, 10.625%, 7/1/2014                                            4,840,000
     1,175,000     Videotron Ltee, Sr. Note, 6.375%, 12/15/2015                                                            1,122,125
                       TOTAL                                                                                              21,315,844
                   MEDIA - NON-CABLE--9.8%
     5,041,088     Affinity Group Holding, Inc., Sr. Note, 10.875%, 2/15/2012                                              5,393,964
     2,100,000     Affinity Group, Inc., Sr. Sub. Note, 9.00%, 2/15/2012                                                   2,247,000
     5,800,000     CBD Media Holdings, Sr. Note, 9.25%, 7/15/2012                                                          6,032,000
     1,500,000     CBD Media LLC, Sr. Sub. Note, 8.625%, 6/1/2011                                                          1,522,500
       850,000     DIRECTV Holdings LLC, Sr. Note, 6.375%, 6/15/2015                                                         801,125
     5,232,000     DIRECTV Holdings LLC, Sr. Note, 8.375%, 3/15/2013                                                       5,500,140
     4,400,000     Dex Media, Inc., Discount Bond, 0/9.00%, 11/15/2013                                                     4,163,500
     8,702,000     Dex Media West LLC, Sr. Sub. Note, Series B, 9.875%, 8/15/2013                                          9,354,650
     7,775,000     Echostar DBS Corp., Sr. Note, 6.625%, 10/1/2014                                                         7,444,562
     5,350,000     Idearc, Inc., Company Guarantee, 8.00%, 11/15/2016                                                      5,430,250
     9,850,000     Intelsat Bermuda Ltd., Sr. Note, 11.25%, 6/15/2016                                                     11,081,250
     1,400,000 1,2 Intelsat Bermuda Ltd., Sr. Note, 8.87188%, 1/15/2015                                                    1,436,750
     6,125,000     Intelsat Intermediate Holding Co. Ltd., Sr. Disc. Note, 0/9.25%, 2/1/2015                               5,068,437
     3,200,000     Intelsat Subsidiary Holding Co. Ltd., Sr. Note, 8.625%, 1/15/2015                                       3,296,000
     2,050,000     Lamar Media Corp., Sr. Sub. Note, 6.625%, 8/15/2015                                                     1,952,625
       550,000     Lamar Media Corp., Sr. Sub. Note, 6.625%, 8/15/2015                                                       523,875
     4,050,000     Lamar Media Corp., Sr. Sub. Note, 7.25%, 1/1/2013                                                       4,060,125
     2,575,000 1,2 Local TV Finance LLC, Sr. Unsecd. Note, 9.25%, 6/15/2015                                                2,562,125
     2,550,000 1,2 Medimedia USA, Inc., Sr. Sub. Note, 11.375%, 11/15/2014                                                 2,747,625
     1,275,000     PanAmSat Corp., Sr. Note, 9.00%, 8/15/2014                                                              1,335,563
     2,050,000     Quebecor Media, Inc., Sr. Unsecd. Note, Series WI, 7.75%, 3/15/2016                                     2,091,000
     3,600,000     R.H. Donnelly Corp, Sr. Disc. Note, Series A-2, 6.875%, 1/15/2013                                       3,429,000
     2,075,000     R.H. Donnelly Corp, Sr. Disc. Note, Series W1, 6.875%, 1/15/2013                                        1,976,438
     3,800,000     R.H. Donnelly Corp, Sr. Note, Series A-3, 8.875%, 1/15/2016                                             3,971,000
     2,725,000 1,2 Rainbow National Services LLC, Sr. Sub. Note, 10.375%, 9/1/2014                                         3,004,313
     2,750,000 1,2 Readers Digest Association, Inc., Sr. Sub. Note, 9.00%, 2/15/2017                                       2,585,000
     4,850,000     Southern Graphics Systems, Inc., Sr. Sub. Note, Series WI, 12.00%, 12/15/2013                           5,310,750
     1,150,000 1,2 Univision Television Group, Inc., Sr. Note, 9.75%, 3/15/2015                                            1,141,375
     7,750,000 1,2 WDAC Subsidiary Corp., Sr. Note, 8.375%, 12/1/2014                                                      8,176,250
     1,875,000     XM Satellite Radio, Inc., Sr. Note, 9.75%, 5/1/2014                                                     1,846,875
                       TOTAL                                                                                             115,486,067
                   METALS & MINING--1.0%
     2,975,000 1,2 Aleris International, Inc., Sr. Note, 9.00%, 12/15/2014                                                 3,015,906
     2,400,000 1,2 Aleris International, Inc., Sr. Sub. Note, 10.00%, 12/15/2016                                           2,394,000
     3,500,000     Freeport-McMoRan Copper & Gold, Inc., Sr. Note, 8.375%, 4/1/2017                                        3,745,000
     3,100,000     Novelis, Inc., Company Guarantee, 7.25%, 2/15/2015                                                      3,196,875
     6,200,000   3 Republic Technologies International, Inc., Company Guarantee, 13.75%, 7/15/2009                                 0
                       TOTAL                                                                                              12,351,781
                   PACKAGING--1.5%
     4,625,000     Ball Corp., Sr. Note, 6.625%, 3/15/2018                                                                 4,451,562
     3,775,000     Berry Plastics Corp., Sr. Secd. Note, 8.875%, 9/15/2014                                                 3,841,062
     4,900,000     Crown Americas LLC, Sr. Note, 7.75%, 11/15/2015                                                         4,949,000
     2,650,000     Owens-Brockway Glass Container, Inc., Company Guarantee, 8.25%, 5/15/2013                               2,756,000
     2,000,000 1,2 Plastipak Holdings, Sr. Note, 8.50%, 12/15/2015                                                         2,080,000
       977,424 1,3 Russell Stanley Holdings, Inc., Sr. Sub. Note, 9.00%, 11/30/2008                                           45,352
                       TOTAL                                                                                              18,122,976
                   PAPER--1.1%
     6,650,000     Graphic Packaging International Corp., Sr. Sub. Note, 9.50%, 8/15/2013                                  6,940,937
       495,000     MDP Acquisitions PLC, 9.625%, 10/1/2012                                                                   520,988
     4,975,000     NewPage Corp., Sr. Sub. Note, 12.00%, 5/1/2013                                                          5,460,063
                       TOTAL                                                                                              12,921,988
                   RESTAURANTS--0.7%
     2,800,000     Dave & Buster's, Inc., Sr. Note, 11.25%, 3/15/2014                                                      2,884,000
     1,975,000     El Pollo Loco, Inc., Company Guarantee, 11.75%, 11/15/2013                                              2,093,500
     2,675,000 1,2 Seminole Hard Rock Entertainment, Inc./Seminole Hard Rock International LLC, Sr. Secd. Note,            2,708,438
                   7.86%, 3/15/2014
                       TOTAL                                                                                               7,685,938
                   RETAILERS--3.0%
     1,225,000     AutoNation, Inc., Company Guarantee, 7.00%, 4/15/2014                                                   1,215,812
     1,250,000     AutoNation, Inc., Floating Rate Note - Sr. Note, 7.35563%, 4/15/2013                                    1,253,125
     4,500,000 1,2 Claire's Stores, Inc., Sr. Sub. Note, 10.50%, 6/1/2017                                                  4,128,750
     6,175,000     Couche-Tard Financing Corp., Sr. Sub. Note, 7.50%, 12/15/2013                                           6,252,187
     5,007,000     FTD, Inc., Sr. Sub. Note, 7.75%, 2/15/2014                                                              4,981,965
     3,125,000 1,2 General Nutrition Center, Floating Rate Note - Sr. Note, 9.79625%, 3/15/2014                            3,031,250
     5,775,000     NBC Acquisition Corp., Sr. Disc. Note, 0/11.00%, 3/15/2013                                              5,341,875
     3,775,000     Nebraska Book Co., Inc., Sr. Sub. Note, 8.625%, 3/15/2012                                               3,765,563
     1,175,000     The Yankee Candle Co., Inc., Sr. Note, 8.50%, 2/15/2015                                                 1,145,625
     3,700,000     The Yankee Candle Co., Inc., Sr. Sub. Note, 9.75%, 2/15/2017                                            3,598,250
     1,050,000     United Auto Group, Inc., Sr. Sub. Note, 7.75%, 12/15/2016                                               1,050,000
                       TOTAL                                                                                              35,764,402
                   SERVICES--0.7%
     5,350,000     West Corp., Company Guarantee, 11.00%, 10/15/2016                                                       5,617,500
     2,725,000     West Corp., Sr. Note, 9.50%, 10/15/2014                                                                 2,806,750
                       TOTAL                                                                                               8,424,250
                   TECHNOLOGY--4.8%
     5,300,000     Activant Solutions, Inc., Sr. Sub. Note, 9.50%, 5/1/2016                                                5,233,750
     1,525,000 1,2 CHR Intermediate Holding Corp., Floating Rate Note - Sr. Note, 12.61%, 6/1/2013                         1,519,281
     3,425,000 1,2 Compucom System, Inc., Sr. Note, 12.00%, 11/1/2014                                                      3,699,000
     2,475,000     Danka Business Systems PLC, Sr. Note, 11.00%, 6/15/2010                                                 2,620,406
     2,250,000     Deluxe Corp., 5.125%, 10/1/2014                                                                         1,923,750
       500,000 1,2 Deluxe Corp., Sr. Note, 7.375%, 6/1/2015                                                                  500,000
     3,225,000 1,2 Firestone Acquisition Corp., Sr. Note, 8.875%, 12/15/2014                                               3,096,000
     2,100,000     MagnaChip Semiconductor S.A., Sr. Sub. Note, 8.00%, 12/15/2014                                          1,543,500
     4,850,000 1,2 Open Solutions, Inc., Sr. Sub. Note, 9.75%, 2/1/2015                                                    4,922,750
     3,650,000     SERENA Software, Inc., Sr. Sub. Note, 10.375%, 3/15/2016                                                3,951,125
     4,575,000     SS&C Technologies, Inc., Sr. Sub. Note, 11.75%, 12/1/2013                                               5,146,875
     2,675,000     Seagate Technology HDD Holdings, Sr. Note, 6.80%, 10/1/2016                                             2,581,375
     2,503,000     Smart Modular Technologies, Inc., Sr. Secd. Note, 10.84938%, 4/1/2012                                   2,653,180
     6,200,000     SunGard Data Systems, Inc., Sr. Note, Series WI, 9.125%, 8/15/2013                                      6,378,250
     4,625,000     SunGard Data Systems, Inc., Sr. Sub. Note, Series WI, 10.25%, 8/15/2015                                 4,914,062
     4,725,000     Xerox Corp., Sr. Note, 9.75%, 1/15/2009                                                                 5,000,009
     1,150,000     Xerox Corp., Sr. Unsecd. Note, 6.40%, 3/15/2016                                                         1,159,003
                       TOTAL                                                                                              56,842,316
                   TEXTILE--0.3%
     3,550,000     Warnaco Group, Inc., Sr. Note, 8.875%, 6/15/2013                                                        3,763,000
                   TOBACCO--0.6%
     6,200,000     Reynolds American, Inc., Sr. Secd. Note, 7.75%, 6/1/2018                                                6,647,020
                   TRANSPORTATION-1.0%
     6,975,000 3,4 AmeriTruck Distribution Corp., Sr. Sub. Note, 12.25%, 11/15/2005                                                0
     3,900,000     Hertz Corp., Sr. Note, 8.875%, 1/1/2014                                                                 4,085,250
     4,725,000     Hertz Corp., Sr. Sub. Note, 10.50%, 1/1/2016                                                            5,244,750
       125,000     Stena AB, Sr. Note, 7.00%, 12/1/2016                                                                      125,625
     1,750,000     Stena AB, Sr. Note, 7.50%, 11/1/2013                                                                    1,776,250
     4,400,000 3,4 The Holt Group, Inc., Company Guarantee, 9.75%, 1/15/2006                                                       0
                       TOTAL                                                                                              11,231,875
                   UTILITY - ELECTRIC--4.5%
     1,275,000     CMS Energy Corp., Sr. Note, 6.875%, 12/15/2015                                                          1,298,056
     1,175,000     CMS Energy Corp., Sr. Note, 7.50%, 1/15/2009                                                            1,210,790
     2,725,000 1,2 Dynegy Holdings, Inc., Sr. Note, 7.75%, 6/1/2019                                                        2,547,875
     4,000,000 1,2 Edison Mission Energy, Sr. Note, 7.00%, 5/15/2017                                                       3,790,000
     6,875,000     Edison Mission Energy, Sr. Note, 7.75%, 6/15/2016                                                       6,875,000
     1,730,377 1,2 FPL Energy National Wind, Note, 6.125%, 3/25/2019                                                       1,689,654
     1,700,000     NRG Energy, Inc., Sr. Note, 7.25%, 2/1/2014                                                             1,708,500
     4,175,000     NRG Energy, Inc., Sr. Note, 7.375%, 1/15/2017                                                           4,201,094
     6,000,000     NRG Energy, Inc., Sr. Note, 7.375%, 2/1/2016                                                            6,030,000
       625,000     Nevada Power Co., Mtg. Note, 6.50%, 4/15/2012                                                             639,571
     1,625,000     Nevada Power Co., Mtg. Note, Series L, 5.875%, 1/15/2015                                                1,595,510
     2,900,000     Nevada Power Co., Second Mortgage Notes, Series O, 6.50%, 5/15/2018                                     2,944,567
     1,400,000     Northwestern Corp., Note, 5.875%, 11/1/2014                                                             1,360,593
     8,250,000     PSEG Energy Holdings, Sr. Note, 10.00%, 10/1/2009                                                       8,911,130
       654,000     PSEG Energy Holdings, Sr. Note, 8.625%, 2/15/2008                                                         665,898
     3,400,000     Sierra Pacific Resources, Sr. Note, Series WI, 6.75%, 8/15/2017                                         3,359,404
     1,475,000     TECO Energy, Inc., Sr. Note, 6.75%, 5/1/2015                                                            1,511,854
     3,400,000     TXU Corp., Sr. Note, Series P, 5.55%, 11/15/2014                                                        2,903,352
                       TOTAL                                                                                              53,242,848
                   UTILITY - NATURAL GAS--5.5%
     3,950,000     AmeriGas Partners LP, Sr. Note, 7.125%, 5/20/2016                                                       3,900,625
     1,600,000     El Paso Corp., Sr. Note, 7.80%, 8/1/2031                                                                1,628,251
     4,925,000     El Paso Corp., Sr. Note, 8.05%, 10/15/2030                                                              5,198,387
     5,150,000     Holly Energy Partners LP, Sr. Note, 6.25%, 3/1/2015                                                     4,841,000
     5,025,000     Inergy LP, Sr. Note, 6.875%, 12/15/2014                                                                 4,786,312
     1,075,000     Pacific Energy Partners LP, Sr. Note, 6.25%, 9/15/2015                                                  1,057,671
     3,725,000     Pacific Energy Partners LP, Sr. Note, 7.125%, 6/15/2014                                                 3,857,949
     4,150,000 1,2 Regency Energy Partners LP, Sr. Unsecd. Note, 8.375%, 12/15/2013                                        4,295,250
     2,975,000     Semco Energy, Inc., Sr. Note, 7.125%, 5/15/2008                                                         3,001,611
     3,275,000     Southern Star Central Corp., Sr. Note, 6.75%, 3/1/2016                                                  3,242,250
     6,050,000     Tennessee Gas Pipeline, Bond, 8.375%, 6/15/2032                                                         7,124,468
     1,950,000     Tennessee Gas Pipeline, Sr. Deb., 7.50%, 4/1/2017                                                       2,108,028
     3,150,000     Transcontinental Gas Pipe Corp., Sr. Note, 8.875%, 7/15/2012                                            3,543,750
     1,000,000     Transcontinental Gas Pipe Corp., Sr. Unsecd. Note, 6.40%, 4/15/2016                                     1,007,500
     9,025,000     Williams Cos., Inc., Note, 7.625%, 7/15/2019                                                            9,566,500
     5,100,000     Williams Cos., Inc., Note, 7.875%, 9/1/2021                                                             5,508,000
                       TOTAL                                                                                              64,667,552
                   WIRELESS COMMUNICATIONS--3.2%
     2,000,000     Centennial Cellular Corp., Floating Rate Note - Sr. Note, 11.09938%, 1/1/2013                           2,100,000
     3,425,000     Centennial Communications Corp., Sr. Note, 10.00%, 1/1/2013                                             3,690,437
     1,200,000 1,2 Digicel Ltd., Sr. Note, 8.875%, 1/15/2015                                                               1,179,000
     2,250,000 1,2 Digicel Ltd., Sr. Note, 9.25%, 9/1/2012                                                                 2,382,187
     2,675,000 1,2 Digicel Ltd., Sr. Note, 9.875%, 1/15/2015                                                               2,644,906
     1,750,000 1,2 MetroPCS Wireless, Inc., Sr. Note, 9.25%, 11/1/2014                                                     1,815,625
     3,100,000 1,2 MetroPCS Wireless, Inc., Sr. Note, 9.25%, 11/1/2014                                                     3,216,250
     4,775,000     Nextel Communications, Inc., Sr. Note, Series D, 7.375%, 8/1/2015                                       4,798,085
     7,300,000     Rogers Wireless, Inc., 6.375%, 3/1/2014                                                                 7,387,856
       525,000     Rogers Wireless, Inc., Sr. Secd. Note, 7.25%, 12/15/2012                                                  554,948
     2,750,000     Rogers Wireless, Inc., Sr. Sub. Note, 8.00%, 12/15/2012                                                 2,929,344
     4,350,000     US Unwired, Inc., Sr. Secd. Note, 10.00%, 6/15/2012                                                     4,718,598
                       TOTAL                                                                                              37,417,236
                   WIRELINE COMMUNICATIONS--2.4%
     3,450,000     Citizens Communications Co., 9.00%, 8/15/2031                                                           3,570,750
    17,575,000     Qwest Corp., Note, 8.875%, 3/15/2012                                                                   19,024,938
     3,650,000     Valor Telecommunications Enterprises, Sr. Note, 7.75%, 2/15/2015                                        3,842,132
     1,750,000     Windstream Corp., Sr. Note, 8.625%, 8/1/2016                                                            1,859,375
                       TOTAL                                                                                              28,297,195
                       TOTAL CORPORATE BONDS (IDENTIFIED COST $1,107,170,856)                                          1,109,593,333
                   COMMON STOCKS AND WARRANTS--0.6%
                   CHEMICALS--0.4%
         1,562   3 General Chemical Industrial Products, Inc.                                                              2,701,573
           903   3 General Chemical Industrial Products, Inc., Warrants                                                    1,385,319
           669   3 General Chemical Industrial Products, Inc., Warrants                                                      905,518
                       TOTAL                                                                                               4,992,410
                   CONSUMER PRODUCTS--0.0%
         3,192 1,3 Sleepmaster LLC                                                                                                32
                   FINANCIAL INSTITUTIONS-0.0%
        16,873   3 Smurfit Kappa Group PLC                                                                                   424,558
                   INDUSTRIAL - OTHER--0.1%
       835,358 1,3  ACP Holdings Corp., Warrants                                                                           1,023,314
                   LODGING--0.0%
         1,750 1,3 Motels of America, Inc.                                                                                         0
                   MEDIA - CABLE--0.1%
        52,360     Virgin Media, Inc.                                                                                      1,276,013
                   MEDIA - NON-CABLE--0.0%
         3,475 1,3  Advanstar, Inc., Warrants                                                                                  3,093
            46   3 Sullivan Graphics, Inc.                                                                                         0
         6,750   3 XM Satellite Radio, Inc., Warrants                                                                         19,406
        66,000   3 Ziff Davis Media, Inc., Warrants                                                                              660
                       TOTAL                                                                                                  23,159
                   METALS & MINING--0.0%
         6,200 1,3 Republic Technologies International, Inc., Warrants                                                             0
       237,797 1,3 Royal Oak Mines, Inc.                                                                                       3,686
                       TOTAL                                                                                                   3,686
                   OTHER--0.0%
           746 1,3 CVC Claims Litigation LLC                                                                                       0
                   PACKAGING--0.0%
            24 1,3 Pliant Corp.                                                                                                    0
       107,000 1,3 Russell Stanley Holdings, Inc.                                                                                  0
                       TOTAL                                                                                                       0
                       TOTAL COMMON STOCKS AND WARRANTS                                                                    7,743,172
                       (IDENTIFIED COST $16,872,374)
                   PREFERRED STOCK--0.0%
                   MEDIA - NON-CABLE--0.0%
           360   3 Ziff Davis Media, Inc., PIK Pfd., Series E-1 (IDENTIFIED COST $0)                                           9,000
                   MUTUAL FUND--2.8%
    33,389,574 5,6 Prime Value Obligations Fund, Institutional Shares, 5.26%                                              33,389,574
                   (AT NET ASSET VALUE)
                       TOTAL INVESTMENTS - 97.4%                                                                       1,150,735,079
                       (IDENTIFIED COST $1,157,432,804)7
                       OTHER ASSETS AND LIABILITIES - NET - 2.6%                                                          31,147,242
                       TOTAL NET ASSETS - 100%                                                                       $ 1,181,882,321


1 Denotes a restricted security that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) is subject to a contractual restriction on public sales. At June 30, 2007, these restricted securities amounted to $209,627,733, which represented 17.7% of total net assets.

2 Denotes a restricted security that may be resold without restriction to "qualified institutional buyers" as defined in Rule 144A under the Securities Act of 1933 and that the Fund has determined to be liquid under criteria established by the Fund's Board of Directors (the "Directors"). At June 30, 2007, these liquid restricted securities amounted to $208,552,256, which represented 17.6% of total net assets.

3    Non-income producing security.

4    Principal amount and interest were not paid upon final maturity.

5    Affiliated company.

6    7-Day net yield.

7 At June 30, 2007, the cost of investments for federal tax purposes was $1,157,622,023. The net unrealized depreciation of investments for federal tax purposes was $6,886,944. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $44,421,923 and net unrealized depreciation from investments for those securities having an excess of cost over value of $51,308,867.



Note: The categories of investments are shown as a percentage of total net assets at June 30, 2007.


INVESTMENT VALUATION
Market values of the Fund's portfolio securities are determined as follows:

   {circle}for fixed-income securities, according to prices as furnished by an independent pricing service, except that fixed-income securities with remaining maturities of less than 60 days at the time of purchase are valued at amortized cost;

   {circle}for equity securities, according to the last sale price or official closing price reported in the market in which they are primarily traded (either a national securities exchange or the over-the-counter market), if available;

   {circle}in the absence of recorded sales for equity securities, according to the mean between the last closing bid and asked prices;

   {circle}futures contracts and options are generally valued at market values established by the exchanges on which they are traded at the close of trading on such exchanges. Options traded in the over-the-counter market are generally valued according to the mean between the last bid and the last asked price for the option as provided by an investment dealer or other financial institution that deals in the option. The Directors may determine in good faith that another method of valuing such investments is necessary to appraise their fair market value;

   {circle}prices for total return swaps are based upon a valuation model determined by management incorporating underlying reference indexes, interest rates, yield curves and other market data or factors; prices for credit default swaps are furnished by an independent pricing service and are based upon a valuation model incorporating default probabilities, recovery rates and other market data or factors; prices for interest rate swaps are furnished by an independent pricing service and are based upon a valuation model incorporating interest rates, yield curves and other market data or factors;

   {circle}for investments in other open-end registered investment companies, based on net asset value (NAV); and

   {circle}for all other securities at fair value as determined in accordance with procedures established by and under the general supervision of the Directors.

Prices for fixed-income securities furnished by a pricing service may be based on a valuation matrix which incorporates both dealer-supplied valuations and electronic data processing techniques. Such prices are generally intended to be indicative of the bid prices currently offered to institutional investors for the securities, except that prices for corporate fixed-income and asset-backed securities traded in the United States are generally intended to be indicative of the mean between such bid prices and asked prices. The Directors have approved the use of such pricing services. A number of pricing services are available, and the Fund may use various pricing services or discontinue the use of any pricing service.

Prices provided by independent pricing services may be determined without relying exclusively on quoted prices and may consider institutional trading in similar groups of securities, yield, quality, stability, risk, coupon rate, maturity, type of issue, trading characteristics, and other market data or factors. From time to time, when prices cannot be obtained from an independent pricing service, securities may be valued based on quotes from broker-dealers or other financial institutions that trade the securities.


Trading in foreign securities may be completed at times which vary from the closing of the New York Stock Exchange (NYSE). In computing its NAV, the Fund values foreign securities using the latest closing price on the exchange on which they are traded immediately prior to the closing of the NYSE. Certain foreign currency exchange rates are generally determined at the latest rate prior to the closing of the NYSE. Foreign securities quoted in foreign currencies are translated into U.S. dollars at current rates. Events that affect these values and exchange rates may occur between the times at which they are determined and the closing of the NYSE. If such events materially affect the value of portfolio securities, these securities may be valued at their fair value as determined in good faith by the Directors, although the actual calculation is done by others under the direction of Fund management. An event is considered material if there is both an affirmative expectation that the security's value will change in response to the event and a reasonable basis for quantifying the resulting change in value.

RESTRICTED SECURITIES

Additional information on restricted securities, excluding securities purchased under Rule 144A that have been deemed liquid by the Directors, held at June 30, 2007, is as follows:

SECURITY                                                          ACQUISITION DATE                   ACQUISITION COST
ACP Holdings Corp., Warrants                                      9/24/2003                          $0
Advanstar, Inc., Warrants                                         2/14/2001                          $0
CVC Claims Litigation LLC                                         3/26/1997 - 6/18/1997              $7,280,944
Motels of America, Inc.                                           8/30/1994                          $  117,506
Pliant Corp.                                                      7/18/2006                          $0
Republic Technologies International, Inc., Warrants               3/14/2000                          $0
Royal Oak Mines, Inc.                                             7/31/1998-2/24/1999                $   26,419
Russell Stanley Holdings, Inc.                                    2/5/1999-7/9/1999                  $0
Russell Stanley Holdings, Inc., Sr. Sub. Note, 9.00%, 11/30/2008  2/5/1999 - 5/15/2005               $5,043,997
Sleepmaster LLC                                                   12/23/2004                         $0


The following acronym is used throughout this portfolio:

 PIK --Payment in Kind






ITEM 2.     CONTROLS AND PROCEDURES

(a) The registrant's Principal Executive Officer and Principal Financial Officer have concluded that the registrant's disclosure controls and procedures (as defined in rule 30a-3(c) under the Act) are effective in design and operation and are sufficient to form the basis of the certifications required by Rule 30a-
(2) under the Act, based on their evaluation of these disclosure controls and procedures within 90 days of the filing date of this report on Form N-Q.

(b) There were no changes in the registrant's internal control over financial reporting (as defined in rule 30a-3(d) under the Act) during the last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3.     EXHIBITS






SIGNATURES

PURSUANT TO THE REQUIREMENTS OF THE SECURITIES EXCHANGE ACT OF 1934 AND THE INVESTMENT COMPANY ACT OF 1940, THE REGISTRANT HAS DULY CAUSED THIS REPORT TO BE SIGNED ON ITS BEHALF BY THE UNDERSIGNED, THEREUNTO DULY AUTHORIZED.

REGISTRANT  FEDERATED HIGH INCOME BOND FUND, INC.

BY          /S/ RICHARD A. NOVAK

            RICHARD A. NOVAK, PRINCIPAL FINANCIAL OFFICER

DATE        AUGUST 21, 2007

PURSUANT TO THE REQUIREMENTS OF THE SECURITIES EXCHANGE ACT OF 1934 AND THE INVESTMENT COMPANY ACT OF 1940, THIS REPORT HAS BEEN SIGNED BELOW BY THE FOLLOWING PERSONS ON BEHALF OF THE REGISTRANT AND IN THE CAPACITIES AND ON THE DATES INDICATED.

BY          /S/ J. CHRISTOPHER DONAHUE

            J. CHRISTOPHER DONAHUE, PRINCIPAL EXECUTIVE OFFICER

DATE        AUGUST 21, 2007


BY          /S/ RICHARD A. NOVAK

            RICHARD A. NOVAK, PRINCIPAL FINANCIAL OFFICER

DATE        AUGUST 21, 2007





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